Option Activity Baidu. Inc (Detail) - Parent Company - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of shares options
Outstanding, December 31, 2023	17,783,120
Granted	0
Exercised	(473,608)
Forfeited/Cancelled	(945,728)
Outstanding, December 31, 2024	16,363,784	17,783,120
Vested and expected to vest at December 31, 2024	16,242,440
Exercisable at December 31, 2024	15,650,408
Weighted average exercise price (US$)
Outstanding, December 31, 2023	$ 19
Granted	0
Exercised	12
Forfeited/Cancelled	21
Outstanding, December 31, 2024	19	$ 19
Vested and expected to vest at December 31, 2024	19
Exercisable at December 31, 2024	$ 19
Weighted average remaining contractual life (Years)
Outstanding	3 years 4 months 24 days	4 years 4 months 24 days
Vested and expected to vest at December 31, 2024	3 years 3 months 18 days
Exercisable at December 31, 2024	3 years 2 months 12 days
Aggregate intrinsic value (US$ in millions)
Outstanding	$ 0	$ 17
Vested and expected to vest at December 31, 2024	0
Exercisable at December 31, 2024	$ 0